UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2002

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:     $549,995

List of Other Included Managers:

No.                 13F File Number                         Name

01                                 Algenpar, Inc.    J. Taylor Crandall
02                                 Anne T. & Robert M. Bass Foundation
                                   Anne T. Bass
                                   Robert M. Bass
                                   J. Taylor Crandall


                                                             FORM 13F
INFORMATIONAL TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES
SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT
PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



FLORIDA EAST COAST INDUSTRIES  COM           340632108   34782    1374800 SH
OTHER   01,02                 1374800
FREEPORT-MCMORAN COPPER/GOLD   COM           35671D105   25027    1402100 SH
OTHER   01                    1402100
HOLLINGER INTERNATIONAL INC    COM           435569108     673      56100 SH
OTHER   01,02                   56100
LONE STAR TECHNOLOGIES, INC.   COM           542312103  192765    8417672 SH
OTHER   01,02                 8417672
MCMORAN EXPLORATION COMPANY    COM           582411104   12665    2945423 SH
OTHER   01,02                 2945423
MCMORAN EXPLORATION COMPANY 5% PREF          582411203    6640     260400 SH
OTHER   01,02                  260400
MESA ROYALTY TRUST             UNIT BEN INT  590660106   27274     708416 SH
OTHER   01,02                   708416
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT  714236106    3627     688200 SH
OTHER   01                      688200
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT 719217101  112461   28115300 SH
OTHER   01,02               28115300
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT  798241105  134080   12112000 SH
OTHER   01                  12112000